Annual Fund Operating Expenses - MATTHEW 25 FUND - MATTHEW 25 FUND	May 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Net Expenses (as a percentage of Assets)	1.10%